Corporate Transactions - Carrying Amount of Derivative Liabilities Prior to Disposition (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 21, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Balance - begging of period		$ 1,899
Balance - end of period		$ 8,829	$ 1,899
Stream arrangement | Assets and liabilities classified as held for sale | Bear Creek
Disclosure of detailed information about business combination [line items]
Balance - begging of period	$ 39,986		$ 39,986
Gold and silver delivered	(6,119)
Settlements	685
Balance - end of period	$ 34,552